Financial instruments per category - Reconciliation of liabilities (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Knilo HoldCo AB (Successor Parent)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period			$ 66,111	$ 100,412
Cash flows		$ 92,529	(66,160)	6,440
New leases		2,512	6,699	1,111
Foreign exchange adjustments		(31)	31	492
Other		2,727	1,698	(42,344)
Liabilities at end of the period		100,412	8,379	66,111
Knilo HoldCo AB (Successor Parent) | Current Interest bearing liabilities (excluding current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period				42,720
Cash flows		40,000
Other		2,720		(42,720)
Liabilities at end of the period		42,720	0
Knilo HoldCo AB (Successor Parent) | Changes in liabilities Current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period			2,146	1,414
Cash flows		(749)	(2,845)	(1,490)
New leases		700	1,379	637
Foreign exchange adjustments		10	(133)	153
Other		784	2,405	1,432
Liabilities at end of the period		1,414	2,952	2,146
Knilo HoldCo AB (Successor Parent) | Non-current Interest bearing liabilities (excluding Non-current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period			61,675	53,228
Cash flows		53,278	(63,315)	7,930
Foreign exchange adjustments		(49)	(58)	143
Other		(1)	1,698	374
Liabilities at end of the period		53,228	0	61,675
Knilo HoldCo AB (Successor Parent) | Changes in liabilities Non-current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period			2,290	3,050
New leases		1,812	5,320	474
Foreign exchange adjustments		8	222	196
Other		(776)	(2,405)	(1,430)
Liabilities at end of the period		3,050	$ 5,427	$ 2,290
Nexttobe AB (Predecessor Parent)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	$ 2,748	2,675
Cash flows	(23)
Foreign exchange adjustments	(70)
Other	20
Liabilities at end of the period	2,675
Nexttobe AB (Predecessor Parent) | Current Interest bearing liabilities (excluding current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0
Nexttobe AB (Predecessor Parent) | Changes in liabilities Current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	682	669
Cash flows	(23)
Foreign exchange adjustments	(18)
Other	28
Liabilities at end of the period	669
Nexttobe AB (Predecessor Parent) | Non-current Interest bearing liabilities (excluding Non-current lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	0	0
Liabilities at end of the period	0
Nexttobe AB (Predecessor Parent) | Changes in liabilities Non-current lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities at beginning of the period	2,066	$ 2,006
Foreign exchange adjustments	(52)
Other	(8)
Liabilities at end of the period	$ 2,006